Discontinued operations - Results from Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Net loss from discontinued operations, net of tax		$ (146,802)	$ (6,352)
BRAZIL
Disclosure of analysis of single amount of discontinued operations [line items]
Expenses		(1,004)	(3,763)
Impairment of property and equipment		(160,140)	0
Loss from operations		(157,812)	(1,312)
Income tax expense		(11,010)	5,040
Net loss from discontinued operations, net of tax		$ (146,802)	$ (6,352)
Basic loss per share attributable to shareholders of the Company (in dollars per share)		$ (0.81)	$ (0.04)
Diluted loss per share attributable to shareholders of the Company (in dollars per share)		$ (0.81)	$ (0.04)
Tocantinzinho | BRAZIL
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposition of mine		$ 3,332	$ 0
Vila Nova
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposition of mine	$ 2,451
Vila Nova | BRAZIL
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposition of mine		$ 0	$ 2,451